Share-based compensation - Schedule of share option awards (Details) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2021 USD ($) shares $ / shares	Dec. 31, 2021 USD ($) shares $ / shares $ / shares	Dec. 31, 2020 USD ($) shares $ / shares	Dec. 31, 2020 USD ($) shares $ / shares	Dec. 31, 2019 shares $ / shares	Dec. 31, 2019 shares $ / shares	Dec. 31, 2021 $ / shares
Share option awards, Weighted average exercise price
Liabilities from share-based payment transactions | $	$ 22	$ 22	$ 25	$ 25
Share option awards - US$ denominated
Share option awards, Non-vested
Outstanding, beginning of year (in shares)	654,633		4,476,658	4,476,658	3,864,307	3,864,307
Granted (in shares)	579,949				612,351	612,351
Vested (in shares)	(150,397)		(3,822,025)	(3,822,025)
Outstanding, end of year (in shares)	1,084,185		654,633	654,633	4,476,658	4,476,658
Share option awards, Vested
Outstanding, beginning of year (in shares)	3,267,423
Vested (in shares)	150,397		3,822,025	3,822,025
Exercised (in shares)	(1,321,238)		(554,602)	(554,602)
Outstanding, end of year (in shares)	2,096,582		3,267,423	3,267,423
Exercisable, end of year (in shares)	2,096,582	2,096,582
Share option awards, Weighted average exercise price
Outstanding, beginning of year (in dollars per share) | $ / shares	$ 6.94		$ 6.91		$ 6.63
Granted (in dollars per share) | $ / shares	25.00		6.21		8.46
Vested (in dollars per share) | $ / shares	5.78		6.21
Exercised (in dollars per share) | $ / shares	5.74
Outstanding, end of year (in dollars per share) | $ / shares	10.74		$ 6.94		$ 6.91
Exercisable, end of year (in dollars per share) | $ / shares	$ 7.45	$ 7.45
Share option awards - Canadian $ denominated
Share option awards, Vested
Outstanding, beginning of year (in shares)	242,244		242,244	242,244	242,244	242,244
Exercised (in shares)	242,244
Outstanding, end of year (in shares)	0		242,244	242,244	242,244	242,244
Exercisable, end of year (in shares)	0	0
Share option awards, Weighted average exercise price
Outstanding, beginning of year (in dollars per share) | $ / shares		$ 4.75		$ 4.75		$ 4.75
Exercised (in dollars per share) | $ / shares	$ 4.75
Outstanding, end of year (in dollars per share) | $ / shares		$ 0		$ 4.75		$ 4.75
Exercisable, end of year (in dollars per share) | $ / shares							$ 0
Share Options and Phantom Share Options
Share option awards, Weighted average exercise price
Exercised (in dollars per share) | $ / shares	$ 31.23
Share Options and Phantom Share Options | Share-based Payment, Tranche One
Share option awards, Vested
Exercised (in shares)	(715,884)
Share Options and Phantom Share Options | Share-based Payment, Tranche One | Treasury shares
Share option awards, Weighted average exercise price
Shares issued (in shares)	382,367	382,367
Share Options and Phantom Share Options | Share-based Payment, Tranche Two
Share option awards, Vested
Exercised (in shares)	(847,598)
Share option awards, Weighted average exercise price
Expense from cash-settled share-based payment transactions | $	$ 17
Share Options and Phantom Share Options | Share-based Payment, Tranche Three
Share option awards, Weighted average exercise price
Liabilities from share-based payment transactions | $	$ 5	$ 5
Share Option Awards Tranche A
Share option awards, Non-vested
Outstanding, end of year (in shares)	2,600,818
Share option awards, Weighted average exercise price
Weighted average remaining contractual life	5 years 7 months 6 days
Share Option Awards Tranche A | Minimum
Share option awards, Weighted average exercise price
Exercise price (in dollars per share) | $ / shares	$ 4.87	$ 4.87
Share Option Awards Tranche A | Maximum
Share option awards, Weighted average exercise price
Exercise price (in dollars per share) | $ / shares	$ 8.95	8.95
Share Option Awards Tranche B
Share option awards, Non-vested
Outstanding, end of year (in shares)	579,949
Share option awards, Weighted average exercise price
Exercise price (in dollars per share) | $ / shares	$ 25.00	$ 25.00
Weighted average remaining contractual life	9 years 2 months 12 days